Hartford Life Insurance Company Separate Account Three:
333-148563	The Director
333-136543	The Director
333-119414	The Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
333-119419	Director M Access
333-119415	The Director M Edge
333-119422	The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Hartford Life and Annuity Company Separate Account Three:
333-148562	The Director
333-136545	The Director
333-119418	The Director M
Wells Fargo Director M
333-119423	Director M Access
333-119420	The Director M Edge
333-119416	The Director M Plus
333-119421	The Director M Outlook
Wells Fargo Director M Outlook

Hartford Life Insurance Company Separate Account Seven:
333-148564	Hartford Leaders (Series IV)
333-148570	Hartford Leaders (Series IV)
Hartford Leaders Platinum
Hartford Leaders / Chase
Huntington Hartford Leaders
Hartford Leaders Ultra
Hartford Leaders Select
333-148554	Hartford Leaders Edge (Series IV)
333-148553	Hartford Leaders Foundation
333-136547	Hartford Leaders Horizon
333-101932	Hartford Leaders (Series II/IIR/III)

Wells Fargo Leaders (Series I/IR/II)
Hartford Leaders /Chase (Series I/II)
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders (Series V)
333-101937	Hartford Leaders Access (Series II/IIR/III)
333-101942	Hartford Leader Edge (Series II/IIR/III)
333-101948	Hartford Leaders Plus (Series II/IIR/III)
333-101954	Hartford Leaders Outlook (Series II/IIR/III)
Nations Outlook Variable Annuity (Series II/IIR/III)
Huntington Hartford Leaders Outlook (Series II/IIR/III)
Classic Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook (Series III)

Hartford Life and Annuity Insurance Company Separate Account Seven:
333-148565	Hartford Leaders (Series IV)
333-148561	Hartford Leaders (Series IV)
333-148555	Hartford Leaders Edge (Series IV)
333-148566	Hartford Leaders Foundation
333-136548	Hartford Leaders Horizon
333-101933	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
Hartford Select Leaders (Series V)
333-101936	Hartford Leaders Access (Series II/IIR/III)
333-101943	Hartford Leader Edge (Series II/IIR/III)
333-101949	Hartford Leaders Plus (Series II/IIR/III)
333-101955	Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)
Hartford Select Leaders Outlook (Series III)

Supplement Dated June 5, 2008 to your Prospectus Dated May 1, 2008

Supplement Dated June 5, 2008 to your Prospectus

The second paragraph of the sub-section entitled “Static Asset Allocation Models” in Section 5.a. is deleted and replaced with the following:

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6693